Cash Flow - Summary Of Cash Flows From Operating Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net loss for the year	$ (76,985,584)	$ (7,892,168)	$ (60,387,182)
Adjustment	44,407,435	12,140,195	47,194,223
Corporate tax benefit	2,861,079	(1,511,696)	(3,599,507)
Depreciation	756,117	1,357,987	1,786,378
Amortization	1,847,358	1,457,310	1,792,358
Bad debt	2,427,642	46,005	15,395,091
Other bad debt	4,865,907	436,674	10,026,952
Stock compensation costs	2,532,821	687,888	277,638
Defined benefit expense	393,583	286,421	283,482
Interest expense	2,466,266	45,858	1,777,845
Loss on disposal of inventory	214,378	5,877,549	8,415,311
Loss on foreign currency translation	127,190	133,181	78,602
Loss on valuation of equity method	0	535,268	1,518,115
Product warranty expense	29,637	5,503	33,573
Loss on raw material fair value evaluation	0	0	223,457
Loss on intangible assets impairments	4,070,331	3,902,589	564,563
Miscellaneous loss	0	(125,478)	7,652
R&D expenses	0	0	329,831
Loss on disposal of investment shares in subsidiaries	0	0	13,318,419
Loss from disposal of Intangible Assets	1,912	0	0
Loss on equity method investment Impairment	2,683,019	0	0
Loss from valuation of CB	103,342	0	0
Loss on tangible assets impairments	19,004	0	0
Change in fair value of derivative warrant liabilities	504,587	0	0
Reverse acquisition expense	18,736,326	0	0
Interest income	(13,671)	(54,931)	(292,769)
Gain from discharge of indebtedness	0	(4,079,520)	(3,694,237)
Gain from equity method	0	0	(171,147)
Gain from foreign currency translation	(78,600)	(74,596)	(794,360)
Gain from disposition of tangible assets	(4,682)	3,246,343	(7,203)
Gain from disposal of available-for-sale securities	0	0	(75,821)
Reversal of allowance for doubtful accounts	(136,111)	(32,160)	0
Changes in working capital	23,654,519	(9,624,762)	7,084,315
Decrease (increase) in trade receivables	(5,874,476)	4,048,195	3,452,691
Decrease (increase) in other receivables	238,287	(150,198)	(126,488)
Decrease (increase) in accrued income	(1,540)	161,931	454,728
Decrease (increase) in advance payments	251,324	1,503,205	(871,377)
Decrease (increase) in prepaid expenses	(373,039)	60,106	2,866
Decrease (increase) in inventory	602,700	(3,319,449)	(1,230,342)
Decrease (increase) in non-current accounts receivable	0	639,402	372,898
Increase (decrease) in trade payables	(1,206,844)	(1,664,819)	(446,568)
Increase (decrease) in Non-trade Payables	22,381,641	(4,238,255)	5,342,932
Increase (decrease) in Withholdings	6,420	(180,093)	100,901
Increase (decrease) in value added tax withheld	4,325	203,344	(33,197)
Increase (decrease) in advance income	182,951	(4,653,820)	50,436
Increase (decrease) in Accrued Expenses	(51,069)	(2,110,114)	394,142
Increase (decrease) in government subsidy	0	0	(5,309)
Increase (decrease) in value added tax receivable	0	476,197	815
Increase (decrease) in Non-current Non-trade Payables	7,690,592	(106,709)	(57,035)
Payment of severance	(162,922)	(293,685)	(316,557)
Changes in retirement planned assets	0	0	(1,221)
Change in Product warranty provision	(33,831)	0	0
Cash generated from operating activities	$ (8,923,630)	$ (5,376,735)	$ (6,108,644)